Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Foreign currency translation	$ 4	$ (3)
Impairment of goodwill	$ 0	$ 0